Provisions (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of other provisions [abstract]
Disclosure of Provision
The details of changes in provisions during the year ended March 31, 2022 are as follows:

Particulars	Refund Liability (1)		Environmental liability (2)		Legal and others (3)		Total
Balance as at beginning of the year	Rs.	2,824	Rs.	58	Rs.	611	Rs.	3,493
Provision made during the year, net of reversals		4,406		-		64		4,470
Provision used during the year		(3,699)		-		-		(3,699)
Effect of changes in foreign exchange rates		52		(1)		-		51
Balance as at end of the year	Rs.	3,583	Rs.	57	Rs.	675	Rs.	4,315
Current	Rs.	3,583	Rs.	-	Rs.	675	Rs.	4,258
Non-current		-		57		-		57
	Rs.	3,583	Rs.	57	Rs.	675	Rs.	4,315